Fees Summary	Jul. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,542,000.00
Total Fee Amount	212.95
Total Offset Amount	0.00
Net Fee	$ 212.95
Offering Table N/A
Offset Table N/A	N/A